INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The components of the investment in the sales-type lease may be summarized as follows:

(in thousands of $)	2017	2016
Net minimum lease payments receivable	22,070	33,563
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(1,983)	(3,731)
Total investment in sales-type lease	30,908	40,653
Current portion	9,126	9,745
Long-term portion	21,782	30,908
	30,908	40,653

Minimum future gross revenues under non-cancellable sales-type leases	The minimum future gross revenues to be received under the sales-type lease as of December 31, 2017 are as follows:

(in thousands of $)
2018	10,419
2019	11,493
2020	158
2021	—
2022	—
Thereafter	—
22,070